Hedge accounting (Detail 3.1) - Fair value hedges - Portfolio interest rate risk - Hedging instruments: Interest rate swaps - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Nominal And Carrying Amount Of Fair Value Hedges Of Interest Rate Risk Related To Loans And Advances To Customers Line Items
Nominal amount	[1]	$ 10,318
Derivative financial assets		0	$ 0
Derivative financial liabilities		31	33
Hedged items: Loans and advances to customers
Carrying amount	[1]	10,299
of which: accumulated amount of fair value hedge adjustment on the portfolio that was subject to hedge accounting	[2]	200
of which: accumulated amount of fair value hedge adjustment, subject to amortization attributable to the portion of the portfolio that ceased to be part of hedge accounting	[2]	89
UBS AG
Nominal And Carrying Amount Of Fair Value Hedges Of Interest Rate Risk Related To Loans And Advances To Customers Line Items
Nominal amount	[1]	10,318
Derivative financial assets		0	0
Derivative financial liabilities		31	$ 33
Hedged items: Loans and advances to customers
Carrying amount	[1]	10,299
of which: accumulated amount of fair value hedge adjustment on the portfolio that was subject to hedge accounting	[2]	200
of which: accumulated amount of fair value hedge adjustment, subject to amortization attributable to the portion of the portfolio that ceased to be part of hedge accounting	[2]	$ 89

[1]	This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively
[2]	Amounts presented within Other financial assets measured at amortized cost and Other financial liabilities measured at amortized cost.